Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 246,854	$ 195,772
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	45,136	36,337
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	44,847	20,276
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	38,745	30,228
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	30,085	23,920
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	24,072	19,951
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 63,969	$ 65,060